PORTFOLIO OF INVESTMENTS – as of March 31, 2022 (Unaudited)

Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)

Common Stocks – 96.2% of Net Assets
	Aerospace & Defense – 1.8%
98,119	Boeing Co. (The)(a)	$18,789,788

	Air Freight & Logistics – 0.5%
49,722	Expeditors International of Washington, Inc.	5,129,322

	Automobiles – 2.4%
220,000	General Motors Co.(a)	9,622,800
14,176	Tesla, Inc.(a)	15,276,058

		24,898,858

	Banks – 3.1%
318,405	Citigroup, Inc.	17,002,827
304,400	Wells Fargo & Co.	14,751,224

		31,754,051

	Beverages – 4.9%
12,780	Boston Beer Co., Inc. (The), Class A(a)	4,964,646
64,591	Constellation Brands, Inc., Class A	14,876,599
390,500	Keurig Dr Pepper, Inc.	14,799,950
192,473	Monster Beverage Corp.(a)	15,378,593

		50,019,788

	Biotechnology – 5.0%
66,235	Alnylam Pharmaceuticals, Inc.(a)	10,815,513
46,979	BioMarin Pharmaceutical, Inc.(a)	3,622,081
75,745	CRISPR Therapeutics AG(a)	4,754,514
45,389	Regeneron Pharmaceuticals, Inc.(a)	31,700,585

		50,892,693

	Capital Markets – 6.9%
263,945	Charles Schwab Corp. (The)	22,253,203
16,678	FactSet Research Systems, Inc.	7,240,754
104,300	Intercontinental Exchange, Inc.	13,780,116
13,933	MSCI, Inc.	7,006,627
104,467	SEI Investments Co.	6,289,958
163,700	State Street Corp.	14,261,544

		70,832,202

	Consumer Finance – 6.0%
549,000	Ally Financial, Inc.	23,870,520
88,500	American Express Co.	16,549,500
155,885	Capital One Financial Corp.	20,466,142

		60,886,162

	Entertainment – 3.5%
55,467	Netflix, Inc.(a)	20,777,384
106,822	Walt Disney Co. (The)(a)	14,651,705

		35,429,089

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Equipment & Supplies – 0.5%
15,768	Intuitive Surgical, Inc.(a)	$4,756,890

	Health Care Providers & Services – 3.4%
68,700	HCA Healthcare, Inc.	17,217,594
39,120	Humana, Inc.	17,023,850

		34,241,444

	Health Care Technology – 1.7%
185,077	Doximity, Inc., Class A(a)	9,640,661
36,241	Veeva Systems, Inc., Class A(a)	7,699,763

		17,340,424

	Hotels, Restaurants & Leisure – 3.4%
7,245	Booking Holdings, Inc.(a)	17,014,520
101,932	Starbucks Corp.	9,272,754
109,266	Yum China Holdings, Inc.	4,538,910
36,103	Yum! Brands, Inc.	4,279,289

		35,105,473

	Industrial Conglomerates – 1.0%
109,793	General Electric Co.	10,046,059

	Insurance – 4.4%
306,155	American International Group, Inc.	19,217,350
104,781	Reinsurance Group of America, Inc.	11,469,328
59,100	Willis Towers Watson PLC	13,960,602

		44,647,280

	Interactive Media & Services – 8.7%
15,247	Alphabet, Inc., Class A(a)	42,407,243
4,581	Alphabet, Inc., Class C(a)	12,794,687
149,066	Meta Platforms, Inc., Class A(a)	33,146,316

		88,348,246

	Internet & Direct Marketing Retail – 3.8%
59,525	Alibaba Group Holding Ltd., Sponsored ADR(a)	6,476,320
10,007	Amazon.com, Inc.(a)	32,622,320

		39,098,640

	IT Services – 7.2%
53,593	Block, Inc.(a)	7,267,211
165,200	Fiserv, Inc.(a)	16,751,280
59,000	Gartner, Inc.(a)	17,550,140
62,247	PayPal Holdings, Inc.(a)	7,198,866
6,879	Shopify, Inc., Class A(a)	4,649,929
88,168	Visa, Inc., Class A	19,553,017

		72,970,443

	Life Sciences Tools & Services – 1.1%
31,433	Illumina, Inc.(a)	10,982,690

Shares	Description	Value (†)

Common Stocks – continued
	Machinery – 1.1%
27,507	Deere & Co.	$11,428,058

	Media – 2.5%
24,385	Charter Communications, Inc., Class A(a)	13,302,505
271,880	Comcast Corp., Class A	12,729,422

		26,031,927

	Oil, Gas & Consumable Fuels – 7.5%
554,341	APA Corp.	22,910,913
224,200	ConocoPhillips	22,420,000
257,238	EOG Resources, Inc.	30,670,487

		76,001,400

	Pharmaceuticals – 2.7%
132,999	Novartis AG, Sponsored ADR	11,670,662
42,905	Novo Nordisk A/S, Sponsored ADR	4,764,600
220,572	Roche Holding AG, Sponsored ADR	10,898,463

		27,333,725

	Semiconductors & Semiconductor Equipment – 4.1%
115,839	NVIDIA Corp.	31,607,829
64,374	QUALCOMM, Inc.	9,837,635

		41,445,464

	Software – 6.8%
69,914	Autodesk, Inc.(a)	14,986,066
44,122	Microsoft Corp.	13,603,254
221,953	Oracle Corp.	18,362,172
51,044	salesforce.com, inc.(a)	10,837,662
47,283	Workday, Inc., Class A(a)	11,322,387

		69,111,541

	Textiles, Apparel & Luxury Goods – 0.6%
377,901	Under Armour, Inc., Class A(a)	6,431,875

	Tobacco – 1.6%
305,600	Altria Group, Inc.	15,967,600

	Total Common Stocks (Identified Cost $668,208,484)	979,921,132

Principal Amount

Short-Term Investments – 3.9%
$ 39,686,113	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $39,686,113 on 4/01/2022 collateralized by $31,767,500 U.S. Treasury Note, 2.375% due 3/31/2029 valued at $31,653,328; $9,809,800 U.S. Treasury Bond, 2.000% due 8/15/2051 valued at $8,826,612 including accrued interest(b) (Identified Cost $39,686,113)	39,686,113

	Total Investments – 100.1% (Identified Cost $707,894,597)	1,019,607,245
	Other assets less liabilities – (0.1)%	(622,920)

	Net Assets – 100.0%	$1,018,984,325

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$979,921,132	$—	$—	$979,921,132
Short-Term Investments	—	39,686,113	—	39,686,113

Total	$979,921,132	$39,686,113	$—	$1,019,607,245

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2022 (Unaudited)

Interactive Media & Services	8.7%
Oil, Gas & Consumable Fuels	7.5
IT Services	7.2
Capital Markets	6.9
Software	6.8
Consumer Finance	6.0
Biotechnology	5.0
Beverages	4.9
Insurance	4.4
Semiconductors & Semiconductor Equipment	4.1
Internet & Direct Marketing Retail	3.8
Entertainment	3.5
Hotels, Restaurants & Leisure	3.4
Health Care Providers & Services	3.4
Banks	3.1
Pharmaceuticals	2.7
Media	2.5
Automobiles	2.4
Other Investments, less than 2% each	9.9
Short-Term Investments	3.9

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%